Lease (Tables)	12 Months Ended
Dec. 31, 2020
Lease
Summary of supplemental information related to operating leases

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Lease right‑of‑use assets, net	90,227	91,743
Lease liabilities – current portion	31,439	45,073
Lease liabilities - non-current portion	61,338	49,448
Total lease liabilities	92,777	94,521
Weighted average remaining lease term	2.88 years	2.26 years
Weighted average annual discount rate	4.75%	4.75%

Summary of lease cost recognized in the Group's consolidated statements of comprehensive (loss)/income and supplemental cashflow information related to operating leases

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive (loss)/income and supplemental cashflow information related to operating leases is as follows:

	For the period from
	January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Operating lease expense	42	11,432	43,469
Short‑term lease expense	1,200	3,663	1,611
Total lease cost	1,242	15,095	45,080

Supplemental cash flow information for the Group’s leases was as follows:

	For the period from
	January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Cash payments for operating lease liabilities, included in operating cash flows	42	8,882	42,637
Lease liabilities arising from obtaining right‑of‑use assets	529	99,986	40,860

Summary of aggregate future minimum rental payments under non cancelable agreement

The aggregate future minimum rental payments under non‑cancelable agreement were as follows:

Rental
RMB
2021	48,501
2022	36,576
2023	14,262
2024	437
Total minimum lease payment	99,776
Less: imputed interest	(5,255)
Total lease liability balance	94,521